Capital and reserves (Tables)	6 Months Ended
Jun. 30, 2020
Capital and reserves
Summary of classes of share capital

	June 30,	December 31,
	2020	2019
Number of shares issued	50,317,860	50,000,000
Number of shares authorized	60,000,000	60,000,000
Par value	EUR 0.002	EUR 0.002
Share capital, RUB thousands	8,597	8,547